Alger SMid Cap Growth Fund
Alger SMid Cap Growth Fund

THE ALGER FUNDS

Alger SMid Cap Growth Fund

Supplement dated July 5, 2017 to Current Institutional Prospectus

The following replaces the information under the headings noted on page 21 of the Prospectus:

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alger SMid Cap Growth Fund Alger SMid Cap Growth Fund Class I USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger SMid Cap Growth Fund Alger SMid Cap Growth Fund Class I [1]
Management Fees	0.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.47%
[1]	The expense information in the table has been restated to reflect current fees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class I | USD ($)	150	465	803	1,757